Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 392,828.3	$ 4,713.5	₨ 135,480.2
Gross Unrealized Gains	76,054.3	912.6	376.6
Gross Unrealized Losses	7,637.3	91.6	25.7
Fair Value	461,245.3	$ 5,534.5	135,831.1
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	103,506.9		127,313.8
Gross Unrealized Gains	136.1		122.6
Gross Unrealized Losses	205.0		25.7
Fair Value	103,438.0		127,410.7
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	71,673.0		106,952.3
Gross Unrealized Gains	58.8		103.6
Gross Unrealized Losses	0.0		23.2
Fair Value	71,731.8		107,032.7
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	31,833.9		20,361.5
Gross Unrealized Gains	77.3		19.0
Gross Unrealized Losses	205.0		2.5
Fair Value	31,706.2		20,378.0
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	289,321.4		8,166.4
Gross Unrealized Gains	75,918.2		254.0
Gross Unrealized Losses	7,432.3		0.0
Fair Value	₨ 357,807.3		₨ 8,420.4